Investments in Companies Accounted for at Equity	12 Months Ended
Dec. 31, 2024
Investments in Companies Accounted for at Equity [Abstract]
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY

Note 9:- Investments in companies accounted for at equity

The following table summarizes the Group’s investments in companies accounted for at equity:

	December 31,
	2024	2023

TSG (Joint venture)	$20,453	$18,998
Other Investments accounted for at equity	17,185	-
Other investments held by subsidiaries	1,558	1,798

	$39,196	$20,796

Investment in TSG

As of December 31, 2024, the Company holds directly 42.71% of TSG’s outstanding share capital, a joint venture engaged in the fields of command-and-control systems, intelligence, homeland security and cyber security. The Company’s investment in TSG is reflected in the consolidated financial statements using the equity method of accounting. At the acquisition date the Company attributed an amount of $2,140 to a separate component of dividend preference derivative. The dividend preference derivative amounts to NIS 13.3 million (approximately $3,652) as of December 31, 2024 and is presented in the consolidated statements of financial position under long-term investments and receivables. On August 1, 2024, TSG completed its initial public offering (IPO) pursuant to a prospectus and became a public company, as defined in the Israeli Companies Law, 5759–1999. The Company’s shares are traded on the Tel Aviv Stock Exchange (TASE). As part of the IPO, TSG issued 338,500 new ordinary shares at a price of NIS 183.25 per share, for total gross proceeds of approximately NIS 62 million. The total issuance costs amounted to approximately NIS 5.3 million. As a result of the IPO the company recognized a capital gain of approximately $4.1 million.

a.	The following table summarizes the balances related to the Company’s investment in TSG in the consolidated statements of financial position:

	December 31,
	2024	2023
Investments in companies accounted for via equity method
Shares	$20,453	$11,073
Capital note	-	7,925
	$20,453	$18,998
Long-term investments and receivables
Dividend preference derivative at fair value through profit or loss	$3,652	$3,000

b.	The following table summarizes the changes in the fair value of TSG’s dividend preference derivative:

	December 31,
	2024	2023
Opening balance	$3,000	$3,000
Increase in fair value recognized in profit or loss	657	85
Currency exchange rate in other comprehensive income (loss)	(5)	(85)
Closing balance	$3,652	$3,000
c.	The following table summarizes the changes in the carrying amount of the Company’s investment in TSG:

January 1, 2022	$27,633

Company’s share of loss	(2,027)
Company’s share of other comprehensive income (loss)	(3,053)
Adjustments arising from translating financial statements from functional currency to presentation currency	(3,094)
December 31, 2022	$19,459

Company’s share of profit	686
Company’s share of other comprehensive income (loss)	(575)
Adjustments arising from translating financial statements from functional currency to presentation currency	(572)
December 31, 2023	$18,998

Company’s share of profit	701
Company’s share of other comprehensive income (loss)	(1,964)
Capital gain realized from issuance of shares	4,141
Capital note conversion	(1,352)
Adjustments arising from translating financial statements from functional currency to presentation currency	(71)
December 31, 2024	$20,453

d.	Summarized financial data of joint venture or investment:

(i)	Summarized statements of financial position of TSG as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Current assets	$64,853	$52,354
Non-current assets	79,473	70,385
Current liabilities	(40,853)	(27,394)
Non-current liabilities	(59,236)	(64,789)
Net assets	$44,237	$30,556
Accumulated cost of share-based payment	(4,293)	(1,795)
Total equity attributed to shareholders	$39,944	$28,761
	42.71%	50%
Share of equity in TSG	17,060	14,381
Excess of fair value over carrying amount	3,393	4,617
Total investment carrying amount	$20,453	$18,998
(ii)	Summarized operating results of TSG for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Revenues	$87,102	$79,449	$69,714
Net income (loss)	3,028	2,587	(2,780)
Other comprehensive income (loss)	999	1,236	(6,107)

Total comprehensive income (loss)	$4,027	$3,823	$(8,887)

Company’s share in TSG	42.71%	50%	50%
	1,720	1,912	(4,444)
Amortization of excess cost of intangible assets net of tax	(523)	(608)	(637)
Company’s share of total comprehensive income (loss)	$1,197	$1,304	$(5,081)

Company’s share of other comprehensive income (loss)	496	618	(3,053)
Company’s share of profit (loss)	701	686	(2,027)
	$1,197	$1,304	$(5,081)

Other Investments accounted for via equity

On September 4, 2024, the Company completed the acquisition of a 21.45% equity interest in an Israel-based private technology company specializing in artificial intelligence-powered product comparison and e-commerce guidance platforms. The investee operates a global portfolio of consumer-oriented websites that provide comprehensive product reviews, side-by-side comparisons, and price tracking functionalities, collectively serving over 40 million monthly users across more than 20 countries. Total consideration for the investment was $15.3 million. The Company’s investment is reflected in the consolidated financial statements using the equity method of accounting.

e.	The following table summarizes the balances related to the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:

December 31,
2024
Investments in companies accounted for via equity method
Shares	$17,185
f.	The following table summarizes the changes in the carrying amount of the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:

December 31, 2023	$-

Acquisition	15,323
Company’s share of profit	1,617
Adjustments arising from translating financial statements from functional currency to presentation currency	245
December 31, 2024	$17,185

g.	Summarized financial data of joint venture:

(iii)	Summarized statements of financial position of other Investments accounted for at equity as of December 31, 2024:

December 31,
2024
Current assets	$84,796
Non-current assets	597
Current liabilities	(45,763)
Non-current liabilities	(186)
Net assets	$39,444
Accumulated cost of share-based payment	-
Total equity attributed to shareholders	$39,944
21.45%
Share of equity	8,461
Excess of fair value over carrying amount	8,724
Total investment carrying amount	$17,185
(iv)	Summarized operating results of other Investments accounted for at equity for the years ended December 31, 2024:

For the period starting September, 4 2024 and ended December 31,
2024

Revenues	$87,623
Net income (loss)	10,791
Other comprehensive income (loss)	-

Total comprehensive income (loss)	$10,791

Company’s share	21.45%
2,315
Amortization of excess cost of intangible assets net of tax	(697)
Company’s share of total comprehensive income (loss)	$1,617

Company’s share of other comprehensive income (loss)	-
Company’s share of profit (loss)	1,617
$1,617